Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Greystone Senior Debt Opportunity Operating Partnership LP (the Company)

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

UBS Securities LLC

Goldman Sachs & Co. LLC

Huntington Securities, Inc.

(together, the “Specified Parties”):

Re: Greystone CRE Notes 2021-HC2, Ltd. – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled Greystone CRE Notes 2021-HC2 Accounting Tape.xlsx provided by the Company on November 12, 2021 (the “Data File”), containing information on 28 mortgage assets and the related 37 mortgaged properties as of November 1, 2021 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by Greystone CRE Notes 2021-HC2, Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 0.1005% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed LIBOR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage assets and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage assets being securitized, (iii) the compliance of the originator of the mortgage assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage assets that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
November 12, 2021

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Street Address	Appraisal Report/Engineering Report
City	Appraisal Report/Engineering Report
County	Appraisal Report/Engineering Report
State	Appraisal Report/Engineering Report
Zip Code	Appraisal Report/Engineering Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Operating Units	Underwritten Rent Roll/Certified Rent Roll/Appraisal Report
Licensed Units	Underwritten Rent Roll/Certified Rent Roll/Appraisal Report
Unit Type	Underwritten Rent Roll/Certified Rent Roll
Most Recent Occupancy	Company Underwritten Cash Flow Statement/ Underwritten Rent Roll/Certified Rent Roll
Most Recent Occupancy Date	Company Underwritten Cash Flow Statement/ Underwritten Rent Roll/Certified Rent Roll
Trust Asset Cut-off Date Balance	Servicer Report
Trust Asset Original Date Balance	Promissory Note/Loan Agreement
Future Funding Original Balance	Promissory Note/Loan Agreement
Loan Purpose	Settlement Statement
Note Date	Promissory Note/Loan Agreement
First Payment Date	Promissory Note/Loan Agreement/Settlement Statement
Initial Maturity Date	Promissory Note/Loan Agreement
Current Maturity Date	Promissory Note/Loan Agreement/Extension Agreement
Extension Options	Promissory Note/Loan Agreement/Extension Agreement

Attribute	Source Document(s)
Current Extension Options Description	Promissory Note/Loan Agreement/Extension Agreement
1st Extension Option Description	Promissory Note/Loan Agreement/Extension Agreement
2nd Extension Option Description	Promissory Note/Loan Agreement/Extension Agreement
First Extension Period (Months)	Promissory Note/Loan Agreement/Extension Agreement
First Extension Fee %	Promissory Note/Loan Agreement/Extension Agreement
Second Extension Period (Months)	Promissory Note/Loan Agreement/Extension Agreement
Second Extension Fee %	Promissory Note/Loan Agreement/Extension Agreement
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Extension Agreement
Exit Fees	Promissory Note/Loan Agreement
Rounding Direction	Promissory Note/Loan Agreement
Rounding Factor	Promissory Note/Loan Agreement
Payment Day of Month	Promissory Note/Loan Agreement
Interest accrual period start	Promissory Note/Loan Agreement
Interest accrual period end	Promissory Note/Loan Agreement
LIBOR Floor	Promissory Note/Loan Agreement
LIBOR Cap	LIBOR Cap Confirmation
LIBOR Cap Provider	LIBOR Cap Confirmation
Index	Promissory Note/Loan Agreement
Committed Whole Loan Margin	Promissory Note/Loan Agreement
Loan Type	Promissory Note/Loan Agreement
Interest Accrual Basis	Promissory Note/Loan Agreement
Pari Passu/B-Note/Mezz Debt In Place? (Y/N/Description)	Promissory Note/Loan Agreement
Companion Future Funding Trigger / Requirement	Promissory Note/Loan Agreement
Form of Remaining Permitted Additional Debt	Promissory Note/Loan Agreement
Accounts Receivable Financing In Place	Promissory Note/Loan Agreement/AR Financing Agreement
Original Amortization Term	Promissory Note/Loan Agreement

Attribute	Source Document(s)
Amortization Type (During Initial Term and Extended Term)	Promissory Note/Loan Agreement
Prepayment String Through Current Maturity Date	Promissory Note/Loan Agreement
Remaining Prepayment String as of Cut-off Date	Promissory Note/Loan Agreement
Partially Prepayable without Penalty	Promissory Note/Loan Agreement
Partially Prepayable without Penalty Description	Promissory Note/Loan Agreement
Number of Assumptions Allowed	Promissory Note/Loan Agreement
Assumption Fee	Promissory Note/Loan Agreement
Related Borrower	Promissory Note/Loan Agreement
Loan Cross Portfolio Name	Promissory Note/Loan Agreement
Portfolio Cross Release Conditions	Promissory Note/Loan Agreement
Free Release Conditions	Promissory Note/Loan Agreement
Partial Collateral Release (Y/N)	Promissory Note/Loan Agreement
Partial Collateral Release Description	Promissory Note/Loan Agreement
Substitution Allowed (Y/N)	Promissory Note/Loan Agreement
Substitution Provision Description	Promissory Note/Loan Agreement
Lien Position	Title Policy
Ownership Interest	Title Policy
Ground Lease (Y/N)	Ground Lease
Ground Lease Expiration	Ground Lease
Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension Options	Ground Lease
Annual Ground Lease Payment	Ground Lease
Annual Ground Rent Increases	Ground Lease
Borrower Name	Promissory Note/Loan Agreement
Special Purpose Entity	Promissory Note/Loan Agreement
Recourse (Y/N)	Guaranty/Loan Agreement

Attribute	Source Document(s)
Borrower Non-Consolidation Opinion	Opinion of Counsel
TIC	Promissory Note/Loan Agreement/TIC Agreement
Maximum Number of TICs	TIC Agreement
DST	Promissory Note/Loan Agreement/TIC Agreement
Principal / Loan Sponsor	Guaranty/Loan Agreement/Management Agreement
Property Manager	Management Agreement
Lockbox Type	Promissory Note/Loan Agreement
Control Agreement In-Place (Y/N)	Control Agreement/Loan Agreement/Promissory Note
Underwritten As-Is Economic Occupancy	Company Underwritten Cash Flow Statement
Underwritten As-Is Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Management Fee Adjustment ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is NOI ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Capital Items ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Net Cash Flow ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Medicaid Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Private Pay Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Medicare Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is COVID-19 Stimulus Fund ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Other Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Medicaid Days	Company Underwritten Cash Flow Statement
Underwritten As-Is Private Pay Days	Company Underwritten Cash Flow Statement
Underwritten As-Is Medicare Days	Company Underwritten Cash Flow Statement
Underwritten As-Is Other Days	Company Underwritten Cash Flow Statement
Underwritten As-Is Total Days	Company Underwritten Cash Flow Statement
Underwritten Stabilized Economic Occupancy	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Management Fee Adjustment ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Capital Items ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Net Cash Flow ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Medicaid Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Private Pay Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Medicare Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized COVID-19 Stimulus Fund ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Other Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Medicaid Days	Company Underwritten Cash Flow Statement
Underwritten Stabilized Private Pay Days	Company Underwritten Cash Flow Statement
Underwritten Stabilized Medicare Days	Company Underwritten Cash Flow Statement
Underwritten Stabilized Other Days	Company Underwritten Cash Flow Statement
Underwritten Stabilized Total Days	Company Underwritten Cash Flow Statement
Other Revenue Description	Company Underwritten Cash Flow Statement
Most Recent Period Description	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent Management Fee Adjustment	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent Capital Expenses	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent Medicaid Revenues	Company Underwritten Cash Flow Statement
Most Recent Private Pay Revenues	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Most Recent Medicare Revenues	Company Underwritten Cash Flow Statement
Most Recent COVID-19 Stimulus Fund	Company Underwritten Cash Flow Statement
Most Recent Other Revenues	Company Underwritten Cash Flow Statement
Most Recent Medicaid Days	Company Underwritten Cash Flow Statement
Most Recent Private Pay Days	Company Underwritten Cash Flow Statement
Most Recent Medicare Days	Company Underwritten Cash Flow Statement
Most Recent Other Days	Company Underwritten Cash Flow Statement
Most Recent Total Days	Company Underwritten Cash Flow Statement
Second Most Recent Occupancy	Company Underwritten Cash Flow Statement
Second Most Recent Period Description	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Management Fee Adjustment	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent Capital Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent Medicaid Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Private Pay Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Medicare Revenues	Company Underwritten Cash Flow Statement
Second Most Recent COVID-19 Stimulus Fund	Company Underwritten Cash Flow Statement
Second Most Recent Other Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Medicaid Days	Company Underwritten Cash Flow Statement
Second Most Recent Private Pay Days	Company Underwritten Cash Flow Statement
Second Most Recent Medicare Days	Company Underwritten Cash Flow Statement
Second Most Recent Other Days	Company Underwritten Cash Flow Statement
Second Most Recent Total Days	Company Underwritten Cash Flow Statement
Third Most Recent Occupancy	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Third Most Recent Period Description	Company Underwritten Cash Flow Statement
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Management Fee Adjustment	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent Capital Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Third Most Recent Medicaid Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Private Pay Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Medicare Revenues	Company Underwritten Cash Flow Statement
Third Most Recent COVID-19 Stimulus Fund	Company Underwritten Cash Flow Statement
Third Most Recent Other Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Medicaid Days	Company Underwritten Cash Flow Statement
Third Most Recent Private Pay Days	Company Underwritten Cash Flow Statement
Third Most Recent Medicare Days	Company Underwritten Cash Flow Statement
Third Most Recent Other Days	Company Underwritten Cash Flow Statement
Third Most Recent Total Days	Company Underwritten Cash Flow Statement
Terms/Description of Springing Cash Management (If applicable)	Promissory Note/Loan Agreement/Control Agreement
Initial Tax Escrow	Settlement Statement
Current Tax Escrow	Servicer Report
Monthly Tax Escrow	Servicer Report/Settlement Statement/Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Current Insurance Escrow	Servicer Report
Monthly Insurance Escrow	Servicer Report/Settlement Statement/Loan Agreement

Attribute	Source Document(s)
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement/Reserve Agreement
Upfront CapEx Escrow	Settlement Statement
Current CapEx Escrow	Servicer Report
CapEx - Required Completion Timeline	Settlement Statement
Capital Improvement Reserve Cap	Loan Agreement/Reserve Agreement
Terms/Description of Springing Capital Improvement Reserve (If applicable)	Loan Agreement/Reserve Agreement
Initial TI/LC Amount	Settlement Statement
Current TI/LC Amount	Servicer Report
Monthly TI/LC Reserve	Servicer Report/Settlement Statement/Loan Agreement
TI/LC Reserve Cap	Loan Agreement/Reserve Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Loan Agreement/Reserve Agreement
Initial Debt Service Escrow	Settlement Statement
Current Debt Service Escrow Balance	Servicer Report
Monthly Debt Service Escrow	Servicer Report/Settlement Statement/Loan Agreement
Debt Service Reserve Cap	Loan Agreement/Reserve Agreement
Environmental Escrow	Servicer Report
Upfront Replacement Reserve	Settlement Statement
Current Replacement Reserve	Servicer Report
Monthly Replacement Reserve Amount	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow (Initial)	Settlement Statement
Other Escrow (Current)	Servicer Report
Other Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow Cap	Loan Agreement/Reserve Agreement
Terms/Description of Springing Other Escrow (If applicable)	Loan Agreement/Reserve Agreement
Other Escrow Reserve Description	Loan Agreement/Reserve Agreement/Servicer Report

Attribute	Source Document(s)
Hold Back	Settlement Statement/Loan Agreement
As-Is Appraised Value ($)	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraised Valuation Date	Appraisal Report
Appraisal FIRREA Compliant	Appraisal Report
Engineering Report Date	Engineering Report/CNA Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Date	Phase II Environmental Report
Environmental Insurance Required (Y/N)	Insurance Certificate/Phase I Environmental Report
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Required (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Operator	State License/Management Agreement/Loan Agreement
Guarantor(s)	Guaranty
State License Beginning Date	State License
State License End Date	State License
Facility Licensed As	State License

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Initial Pool Balance	Trust Asset Cut-off Date Balance divided by the sum of Trust Asset Cut-off Date Balance for all Mortgage Assets
% of Final Pool Balance	Trust Asset Cut-off Date Balance divided by $450,000,000
Committed Whole Loan Original Balance	Trust Asset Original Balance plus Future Funding Original Balance
Committed Whole Loan Cut-off Date Balance	Equals Committed Whole Loan Original Balance
Trust Asset Current Maturity Date Balance	For all Mortgage Assets with Amortization Type (During Initial Term and Extended Term) of “Interest Only”, equal to Committed Whole Loan Trust Asset Original Balance
Committed Whole Loan Current Maturity Date Balance	For all Mortgage Assets with Amortization Type (During Initial Term and Extended Term) of “Interest Only”, equal to Committed Whole Loan Original Balance
Trust Asset Loan Per Unit	Trust Asset Cut-off Date Balance divided by Operating Units
Committed Whole Loan Per Unit	Committed Whole Loan Cut-off Date Balance divided by Operating Units
First Extension Fee ($)	Trust Asset Original Balance multiplied by First Extension Fee % (if applicable).
Second Extension Fee ($)	Trust Asset Original Balance multiplied by Second Extension Fee % (if applicable).
Trust Asset Margin	Equals Committed Whole Loan Margin
Cut-off Date Mortgage Rate	The lower of LIBOR Assumption, rounded according to the Rounding Direction and Rounding Factor, and LIBOR Floor, plus Committed Whole Loan Margin
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date.

Attribute	Calculation Methodology
Cut-off Date Loan Term (Including Exercised Extension Options)	Number of payments between and including the Current Maturity Date and the First Payment Date.
Fully Extended Loan Term	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.
Remaining Term to Current Maturity Date	Cut-off Date Loan Term (Including Exercised Extension Options) minus Seasoning
Remaining Term to Fully Extended Maturity Date	Fully Extended Loan Term minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Cut-off Date Trust Asset As-Is LTV	Trust Asset Cut-off Date Balance divided by As-Is Appraised Value ($)
Cut-off Date Trust Asset Adjusted As-Is LTV	Trust Asset Cut-off Date Balance minus Upfront CapEx Escrow minus Holdback, divided by As-Is Appraised Value ($)
Cut-off Date Committed Whole Loan As-Is LTV	Committed Whole Loan Cut-off Balance divided by As-Is Appraised Value ($)
Cut-off Date Committed Whole Loan Adjusted As-Is LTV	Committed Whole Loan Cut-off Date Balance minus Upfront CapEx Escrow minus Holdback, divided by As-Is Appraised Value ($)
Maturity Trust Asset As-Stabilized LTV	Trust Asset Current Maturity Date Balance divided by Stabilized Appraised Value ($)
Maturity Committed Whole Loan As-Stabilized LTV	Committed Whole Loan Current Maturity Date Balance divided by Stabilized Appraised Value ($)
Committed Whole Loan Annual Debt Service	Committed Whole Loan Cut-off Date Balance multiplied by Cut-off Date Mortgage Rate, multiplied by 365/360
Trust Asset Annual Debt Service	Trust Asset Cut-off Date Balance multiplied by Cut-off Date Mortgage Rate, multiplied by 365/360
Trust Asset U/W As-Is NOI DSCR	Underwritten As-Is NOI ($) divided by Trust Asset Annual Debt Service
Trust Asset U/W As-Is NCF DSCR	Underwritten As-Is Net Cash Flow ($) divided by Trust Asset Annual Debt Service
Committed Whole Loan U/W As-Is NOI DSCR	Underwritten As-Is NOI ($) divided by Committed Whole Loan Annual Debt Service

Attribute	Calculation Methodology
Committed Whole Loan U/W As-Is NCF DSCR	Underwritten As-Is Net Cash Flow ($) divided by Committed Whole Loan Annual Debt Service
Trust Asset U/W Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by Trust Asset Annual Debt Service
Trust Asset U/W Stabilized NCF DSCR	Underwritten Stabilized Net Cash Flow ($) divided by Trust Asset Annual Debt Service
Committed Whole Loan U/W Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by Committed Whole Loan Annual Debt Service
Committed Whole Loan U/W Stabilized NCF DSCR	Underwritten Stabilized Net Cash Flow ($) divided by Committed Whole Loan Annual Debt Service
Trust Asset Most Recent NOI DSCR	Most Recent NOI divided by Trust Asset Annual Debt Service
Trust Asset Most Recent NCF DSCR	Most Recent NCF divided by Trust Asset Annual Debt Service
Trust Asset U/W As-Is NOI DY	Underwritten As-Is NOI ($) divided by Trust Asset Cut-off Date Balance
Trust Asset U/W As-Is NCF DY	Underwritten As-Is Net Cash Flow ($) divided by Trust Asset Cut-off Date Balance
Trust Asset U/W Adjusted As-Is NOI DY	Underwritten As-Is NOI ($) divided by Trust Asset Cut-off Date Balance minus Holdback, if any
Trust Asset U/W Adjusted As-Is NCF DY	Underwritten As-Is Net Cash Flow ($) divided by Trust Asset Cut-off Date Balance minus Holdback, if any
Committed Whole Loan U/W As-Is NOI DY	Underwritten As-Is NOI ($) divided by Committed Whole Loan Cut-off Date Balance
Committed Whole Loan U/W As-Is NCF DY	Underwritten As-Is Net Cash Flow ($) divided by Committed Whole Loan Cut-off Date Balance
Committed Whole Loan U/W Adjusted As-Is NOI DY	Underwritten As-Is NOI ($) divided by Committed Whole Loan Cut-off Date Balance minus Holdback, if any
Committed Whole Loan U/W Adjusted As-Is NCF DY	Underwritten As-Is Net Cash Flow ($) divided by Committed Whole Loan Cut-off Date Balance minus Holdback, if any
Trust Asset U/W Stabilized NOI DY	Underwritten Stabilized NOI ($) divided by Trust Asset Cut-off Date Balance

Attribute	Calculation Methodology
Trust Asset U/W Stabilized NCF DY	Underwritten Stabilized Net Cash Flow ($) divided by Trust Asset Cut-off Date Balance
Committed Whole Loan U/W Stabilized NOI DY	Underwritten Stabilized NOI ($) divided by Committed Whole Loan Cut-off Date Balance
Committed Whole Loan U/W Stabilized NCF DY	Underwritten Stabilized Net Cash Flow ($) divided by Committed Whole Loan Cut-off Date Balance
Trust Asset Most Recent NOI DY	Most Recent NOI divided by Trust Asset Cut-off Date Balance
Trust Asset Most Recent NCF DY	Most Recent NCF divided by Trust Asset Cut-off Date Balance

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Assets and Compared Attributes:
Mortgage Asset Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Harbor Terrace Adult Living & Assisted Living	Street Address; City; County; State; Zip Code; Year Built; Year Renovated; Property Type; Property Sub-Type; As-Is Appraised Value ($);Date of Appraisal (Valuation Date); Stabilized Appraised Value ($); As-Stabilized Appraised Valuation Date; Appraisal FIRREA Compliant	Provided by the Company
Golden Heights & Walden's View; Edenbrook of Rochester; Lake Terrace Health and Rehabilitation; Quarters of Des Peres; Angel Care Assisted Living; The Woodlands ALF; San Antonio Residence and Rehabilitation Center	LIBOR Cap Provider; LIBOR Cap	Provided by the Company
The Colony Portfolio - Colony Care of Thousand Oaks	Seismic Report Date; Seismic PML%; Seismic Insurance Required (Y/N)	Provided by the Company
Savannah Court	Lien Position; Ownership Interest	Provided by the Company
Savannah Court	Control Agreement In-Place (Y/N)	Provided by the Company
Savannah Court	Accounts Receivable Financing In Place	Provided by the Company
Juniper Village at Cape Coral	Control Agreement In-Place (Y/N)	Provided by the Company
Juniper Village at Cape Coral	LIBOR Cap Provider; LIBOR Cap	Provided by the Company
The Woodlands ALF	Property Manager	Provided by the Company

Mortgage Asset Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
San Antonio Residence and Rehabilitation Center	Control Agreement In-Place (Y/N)	Provided by the Company